FOREIGN EXCHANGE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FOREIGN EXCHANGE
Foreign exchange (gain)/loss	$ 3,477	$ 771	$ (1,346)
Foreign exchange (gain)/loss on U.S. dollar cash held in parent company	(2,330)	(902)	6,825
Foreign exchange (gain)/loss on U.S. dollar debt and working capital in parent company	(8,055)	1,363	(21,899)
Foreign exchange (gain)/loss	$ (6,908)	$ 1,232	$ (16,420)